Cover	Apr. 15, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 15, 2024
Entity File Number	001-31392
Entity Registrant Name	PLURI INC.
Entity Central Index Key	0001158780
Entity Tax Identification Number	98-0351734
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	MATAM Advanced Technology Park
Entity Address, Address Line Two	Building No. 5
Entity Address, City or Town	Haifa
Entity Address, Country	IL
Entity Address, Postal Zip Code	3508409
City Area Code	011-
Local Phone Number	972-74-710 7171
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value $0.00001 per share
Trading Symbol	PLUR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false